Summary of significant accounting policies - Contract balances (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Non-current deferred revenue recognition period					5 years
Change in Contract with Customer, Liability [Abstract]
Balance, beginning of the period	$ 157,738	$ 117,919	$ 140,710	$ 100,662	$ 100,662	$ 68,048
Revenue earned from beginning liability					(86,220)	(54,955)
Deferral of revenue	80,538	54,651	194,852	148,792	126,268	87,569
Balance, end of the period	$ 188,238	$ 133,309	$ 188,238	$ 133,309	$ 140,710	$ 100,662
Revenue, Practical Expedient, Financing Component [true false]					true
Payment terms					30 days